Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Emerging Markets Portfolio
September 30, 2021
VIPEM-NPRT3-1121
1.864820.113
Common Stocks - 92.7%
	Shares	Value ($)
Bermuda - 2.0%
Credicorp Ltd. (United States)	146,300	16,230,522
Shangri-La Asia Ltd. (a)	9,354,000	7,431,008
TOTAL BERMUDA		23,661,530
Brazil - 2.4%
Natura & Co. Holding SA (a)	2,103,200	17,599,564
Suzano Papel e Celulose SA (a)	1,153,781	11,551,052
TOTAL BRAZIL		29,150,616
Canada - 2.3%
Barrick Gold Corp. (b)	1,546,100	27,907,105

Cayman Islands - 20.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	249,000	36,864,450
JD.com, Inc. sponsored ADR (a)	702,547	50,751,995
Li Ning Co. Ltd.	1,012,237	11,666,782
Meituan Class B (a)(c)	1,001,300	31,962,948
Tencent Holdings Ltd.	1,898,805	113,356,301
TOTAL CAYMAN ISLANDS		244,602,476
China - 11.4%
China Life Insurance Co. Ltd. (H Shares)	11,889,863	19,442,968
China Merchants Bank Co. Ltd. (H Shares)	3,092,019	24,606,745
Haier Smart Home Co. Ltd. (A Shares)	7,632,949	30,693,289
Industrial & Commercial Bank of China Ltd. (H Shares)	69,775,635	38,678,316
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	421,000	25,191,276
TOTAL CHINA		138,612,594
Greece - 1.6%
National Bank of Greece SA (a)	7,144,300	19,893,384

Hong Kong - 2.0%
China Resources Beer Holdings Co. Ltd.	3,258,505	24,100,034

Hungary - 2.4%
Richter Gedeon PLC	1,081,541	29,577,158

India - 12.7%
Eicher Motors Ltd.	346,000	12,952,851
Graphite India Ltd.	690,408	5,598,206
Housing Development Finance Corp. Ltd.	753,459	27,867,849
Larsen & Toubro Ltd.	1,376,393	31,506,911
Shree Cement Ltd.	43,901	17,083,111
Solar Industries India Ltd.	515,907	14,668,077
State Bank of India	4,692,800	28,469,060
Voltas Ltd.	1,006,000	16,439,958
TOTAL INDIA		154,586,023
Indonesia - 1.9%
PT Bank Mandiri (Persero) Tbk	45,458,238	19,428,264
PT United Tractors Tbk	1,814,400	3,264,872
TOTAL INDONESIA		22,693,136
Korea (South) - 11.3%
AMOREPACIFIC Corp.	39,754	5,943,798
Hyundai Motor Co.	70,000	11,647,520
POSCO	5,200	1,431,243
Samsung Electronics Co. Ltd.	1,601,710	99,254,200
Shinhan Financial Group Co. Ltd.	568,162	19,183,933
TOTAL KOREA (SOUTH)		137,460,694
Mexico - 4.2%
CEMEX S.A.B. de CV sponsored ADR (a)	1,684,700	12,079,299
Grupo Financiero Banorte S.A.B. de CV Series O	2,390,768	15,354,704
Wal-Mart de Mexico SA de CV Series V	7,032,700	23,893,770
TOTAL MEXICO		51,327,773
Netherlands - 1.2%
Yandex NV Series A (a)(b)	177,900	14,176,851

Russia - 3.6%
Lukoil PJSC sponsored ADR	299,463	28,441,310
Sberbank of Russia sponsored ADR	801,210	14,937,397
TOTAL RUSSIA		43,378,707
South Africa - 0.8%
Impala Platinum Holdings Ltd.	866,416	9,764,387

Taiwan - 12.8%
ASE Technology Holding Co. Ltd.	3,044,000	11,786,187
ECLAT Textile Co. Ltd.	872,000	18,915,026
HIWIN Technologies Corp.	1,329,810	14,691,540
Sporton International, Inc.	1,070,879	8,398,858
Taiwan Semiconductor Manufacturing Co. Ltd.	3,314,338	68,602,831
Uni-President Enterprises Corp.	9,052,925	22,135,489
Yageo Corp.	722,000	11,325,596
TOTAL TAIWAN		155,855,527
TOTAL COMMON STOCKS (Cost $936,112,492)		1,126,747,995

Nonconvertible Preferred Stocks - 3.9%
	Shares	Value ($)
Brazil - 3.9%
Ambev SA sponsored ADR	4,113,500	11,353,260
Itau Unibanco Holding SA	2,301,450	12,226,222
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,318,647	23,974,810

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $43,012,112)		47,554,292

Money Market Funds - 5.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (d)	38,753,972	38,761,722
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	24,816,558	24,819,040
TOTAL MONEY MARKET FUNDS (Cost $63,580,762)		63,580,762

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $1,042,705,366)	1,237,883,049
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(22,000,886)
NET ASSETS - 100.0%	1,215,882,163

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,962,948 or 2.6% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	27,117,510	393,676,755	382,032,368	11,946	(175)	-	38,761,722	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	9,450,100	73,138,868	57,769,928	10,175	-	-	24,819,040	0.1%
Total	36,567,610	466,815,623	439,802,296	22,121	(175)	-	63,580,762

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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